Retirement Benefits (Schedule Of Assumption Used Calculating Benefit Obligation) (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets			8.00%
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, Discount rate	4.20%		4.20%	5.20%
Weighted-average assumptions used to determine benefit obligations, Salary scale (ultimate)	0.00%		0.00%	3.78%
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	4.10%	5.20%		5.80%
Weighted-average assumptions used to determine net periodic benefit cost, Salary scale (ultimate)	0.00%	3.78%		3.78%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets			8.25%	8.50%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, Discount rate	3.80%		3.80%	4.89%
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	3.80%	4.89%		5.69%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets			8.25%	8.50%